USD ($)

Fund summary
Goal

Putnam Multi-Asset Income Fund seeks total return consistent with conservation of capital. Within the fund's total return orientation, the fund seeks to provide current income, along with long-term capital appreciation.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Income Strategies Portfolio	Class A Shares		Class C Shares		Class P Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class Y Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Income Strategies Portfolio		Class A Shares		Class C Shares		Class P Shares		Class R Shares		Class R5 Shares		Class R6 Shares		Class Y Shares
Management Fees (as a percentage of Assets)	[1]	0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none		0.50%		none		none		none
Other Expenses (as a percentage of Assets):		94.00%	[2]	94.00%	[2]	82.00%	[3]	94.00%	[2]	96.00%	[2]	86.00%	[2]	94.00%	[2]
Acquired Fund Fees and Expenses		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%		0.03%
Expenses (as a percentage of Assets)		1.68%		2.43%		1.31%		1.93%		1.45%		1.35%		1.43%
Fee Waiver or Reimbursement	[4]	(0.87%)		(0.87%)		(0.87%)		(0.87%)		(0.87%)		(0.87%)		(0.87%)
Net Expenses (as a percentage of Assets)		0.81%		1.56%		0.44%		1.06%		0.58%		0.48%		0.56%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on July 1, 2022.
[2]	Other expenses are based on expenses of class P shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on July 12, 2022, and have been restated to reflect the higher investor servicing fees applicable to classes A, C, R, R5, R6, and Y shares.
[3]	Restated to reflect a new investor servicing contract, which took effect on July 12, 2022.
[4]	Reflects Putnam Investment Management, LLC’s contractual obligation through December 30, 2023 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund's distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund's average net assets. Also reflects Putnam Investment Management, LLC's contractual obligation through December 30, 2023 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund's management contract, payments under the fund's distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund's average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Income Strategies Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	479	827	1,197	2,238
Class C Shares	259	674	1,217	2,513	159	674	1,217	2,513
Class P Shares	45	329	635	1,503
Class R Shares	108	522	961	2,183
Class R5 Shares	59	373	709	1,660
Class R6 Shares	49	342	656	1,548
Class Y Shares	57	367	699	1,638

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.

144.00%
Investments, risks, and performance

Investments

We invest mainly in fixed-income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments) of any credit quality. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size. We also make other types of investments, such as investments in real estate investment trusts and convertible securities.

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The fund has a strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative models and techniques, we adjust portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund is shown below:

Class	Strategic Allocation	Range
Equity	27%	5–50%
Fixed Income	73%	50–95%

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments.

We typically use derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. We may also use derivatives and debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index.

Risks

It is important to understand that you can lose money by investing in the fund.

If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Our allocation of assets among asset classes may hurt performance. The value of investments in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund's portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund's performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. In addition, small and midsize companies, at times, may not

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perform as well as stocks of larger companies or the stock market in general, and may be out of favor with investors for varying periods of time.

Bond investments are subject to interest rate risk, which is the risk that the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Our use of derivatives may increase the risk of investing in the fund by increasing investment exposure (which may be considered leverage and magnify or otherwise increase investment losses to the fund) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

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There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund's other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class P shares Year-to-date performance through 6/30/22 -12.46% Best calendar quarter Q2 2020 7.11% Worst calendar quarter Q1 2020 -5.80% 7
Year-to-date performance through
Jun. 30, 2022
(12.46%)
Best calendar quarter
Jun. 30, 2020
7.11%
Worst calendar quarter
Mar. 31, 2020
(5.80%)

Average annual total returns (for periods ended 12/31/21)
Average Annual Total Returns - Putnam Income Strategies Portfolio	1 Year		Since Inception		Inception Date
Class A Shares	0.51%	[1]	3.64%	[1]	Dec. 31, 2019
Class C Shares	2.88%	[2]	4.96%	[2]	Dec. 31, 2019
Class P Shares	6.25%		7.35%		Dec. 31, 2019
Class P Shares | After Taxes on Distributions	4.62%		6.15%		Dec. 31, 2019
Class P Shares | After Taxes on Distributions and Sales	3.85%		5.18%		Dec. 31, 2019
Class R Shares	4.43%	[2]	5.51%	[2]	Dec. 31, 2019
Class R5 Shares	4.94%	[3]	6.03%	[3]	Dec. 31, 2019
Class R6 Shares	5.05%	[3]	6.14%	[3]	Dec. 31, 2019
Class Y Shares	4.96%	[3]	6.05%	[3]	Dec. 31, 2019
Putnam Multi-Asset Income Blended Benchmark (no deduction for fees, expenses or taxes)	5.46%	[4]	7.80%	[4]	Dec. 31, 2019
[1]	Performance for class A shares prior to their inception is derived from the historical performance of class P shares, adjusted for the sales charge and higher 12b-1 fees and investor servicing fees applicable to class A shares.
[2]	Performance for class C and class R shares prior to their inception is derived from the historical performance of class P shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class C and class R shares.
[3]	Performance for classes R5, R6, and Y shares prior to their inception is derived from the historical performance of class P shares, adjusted for the higher investor servicing fees applicable to class R5, class R6 and class Y shares.
[4]

The Putnam Multi-Asset Income Blended Benchmark is an unmanaged index administered by Putnam Management, 55% of which is the Bloomberg U.S. Aggregate Bond Index†, 22.5% of which is the Russell 3000® Index, 18% of which is the JPMorgan Developed High Yield Index, and 4.5% of which is the MSCI EAFE Index (ND). Prior to July 12, 2022 the Fund’s benchmark was the Putnam Income Strategies Blended Benchmark, which was comprised as follows: 55% Bloomberg U.S. Aggregate Bond Index†, 21% o Russell 3000® Index, 14% JPMorgan Developed High Yield Index, 6% ICE BofA U.S. Treasury Bill Index, and 4% MSCI EAFE Index (ND). The returns for the Putnam Income Strategies Blended Benchmark for periods ended 12/31/21 are as follows: 5.46% (1 year) and 7.80% (Since inception (12/31/19)). The benchmark was changed because, in Putnam Investment Management, LLC’s opinion, the new benchmark more accurately reflects the fund’s allocation investment approach.

† Source: Bloomberg Index Services Limited